SHARE-BASED PAYMENT (Details 4) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013	Aug. 31, 2012	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Total warrant expense	$ 548,634	$ 1,253,725	$ 1,563,264	$ 2,492,191	$ 4,438,272	$ 6,203,229	$ 2,961,687
Warrant [Member]
Total warrant expense	$ 278,179	$ 261,905	$ 315,450	$ 434,066	$ 662,611	$ 2,621,420	$ 3,664,535